CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit (loss) for the year	$ 2,153.8	$ (2,687.9)	$ 4,629.0
Adjustments for:
Depreciation and amortization	1,142.5	1,471.8	1,396.3
Impairment loss		2,063.4
Net finance expenses	342.4	304.5	108.5
Share of losses (profits) and change in fair value of	6.4	6.5	(2.1)
Capital gains, net	(43.9)	(10.9)	(42.7)
Income taxes	51.2	(127.6)	1,398.3
Other non-cash items	10.9	18.9	39.7
Total Adjustments	3,663.3	1,038.7	7,527.0
Change in inventories	(32.9)	11.4	(71.7)
Change in trade and other receivables	(352.9)	242.7	496.6
Change in trade and other payables including contract liabilities	357.8	(95.1)	(325.7)
Change in provisions and employee benefits	35.4	15.9	15.9
Total change in assets and liabilities	7.4	174.9	115.1
Dividends received from associates	3.1	2.3	0.9
Interest received	97.3	133.8	53.2
Income taxes paid	(18.4)	(329.7)	(1,586.1)
Net cash generated from operating activities	3,752.7	1,020.0	6,110.1
Cash flows from investing activities
Proceeds from sale of tangible assets, intangible assets and interest in investees	18.7	27.4	48.1
Acquisition and capitalized expenditures of tangible assets,intangible assets and interest in investees	(214.1)	(115.7)	(345.5)
Disposal (acquisition) of investment instruments, net	85.8	(138.2)	(1,433.1)
Loans granted to investees	(6.1)	(5.4)
Change in other receivables	31.6	3.2	(20.2)
Change in other investments (mainly deposits), net	(139.1)	2,005.2	105.7
Net cash generated from (used in) investing activities	(223.2)	1,776.5	(1,645.0)
Cash flows from financing activities
Receipt of long-term loans and other long-term liabilities			59.2
Repayment of lease liabilities and borrowings	(2,082.6)	(1,713.1)	(1,449.4)
Change in short-term loans		(21.0)	(53.5)
Dividend paid to non-controlling interests	(4.0)	(8.9)	(8.4)
Dividend paid to owners of the company	(579.2)	(769.2)	(3,303.3)
Interest paid	(465.6)	(380.7)	(221.0)
Net cash used in financing activities	(3,131.4)	(2,892.9)	(4,976.4)
Net change in cash and cash equivalents	398.1	(96.4)	(511.3)
Cash and cash equivalents at beginning of the year	921.5	1,022.1	1,543.3
Effect of exchange rate fluctuation on cash held	(4.9)	(4.2)	(9.9)
Cash and cash equivalents at the end of the year	$ 1,314.7	$ 921.5	$ 1,022.1